Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Payden Strategic Income Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	2.91%	3.69%
Payden Strategic Income Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	1.09%	2.10%
Payden Strategic Income Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	1.09%	2.10%